Significant transactions	3 Months Ended
Jan. 31, 2021
Text block [abstract]
Significant transactions
Note 4.    Significant transactions
Sale of FirstCaribbean International Bank Limited
On November 8, 2019, we announced that we had entered into a definitive agreement to sell 66.73%
of the outstanding shares of FirstCaribbean International Bank Limited (CIBC FirstCaribbean) to GNB Financial Group Limited

(
GNB
)
, subject to regulatory approvals, as discussed in Note 4 to the consolidated financial statements included in our 2020 Annual Report.
As a result of the
lengthy regulatory review process, the worsening impact of the
COVID-19
pandemic on the Caribbean economy and our revised expectations concerning the likelihood and timing of a potential transaction, we discontinued the application of held for sale accounting of CIBC FirstCaribbean in the fourth quarter of 2020 and recorded a goodwill impairment charge of
$220
million based on current market conditions rather than the agreement with GNB. On February 3, 2021, we announced that the proposed sale of CIBC FirstCaribbean to GNB did not receive approval from CIBC FirstCaribbean’s regulators and that the transaction will not proceed.